U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.     2
                                               ---------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

                  Amendment No.     3
                                ---------
                        (Check appropriate box or boxes)

                               THE APPLETON FUNDS

               (Exact Name of Registrant as Specified in Charter)

                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (513) 362-8000

                                 James I. Ladge
                             Appleton Partners, Inc.
                          45 Milk Street, Eighth Floor
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                   Copies to:
                                  Jay S. Fitton
                         Integrated Fund Services, Inc.
                        221 East Fourth Street, Suite 300
                             Cincinnati, Ohio 45202

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to Rule 485(b)
/ /  on ( )pursuant to Rule 485(b)
/ /  60 days after filing pursuant to Rule 485(a)
/ /  on (date) pursuant to Rule 485(a)

PROSPECTUS                                                           May 1, 2003


APPLETON FUNDS
221 EAST FOURTH STREET, SUITE 300 o CINCINNATI, OHIO 45202 o 877-71-APPLE

APPLETON EQUITY GROWTH FUND
________________________________________________________________________________
________________________________________________________________________________

     The Appleton Equity Growth Fund (the "Fund"), a separate series of The Appleton Funds (the "Trust"), seeks long-term growth of capital by investing primarily in common stocks.

     Appleton Partners, Inc. (the "Adviser"), 45 Milk Street, Eighth Floor, Boston, Massachusetts 02109, manages the Fund's investments.

     This Prospectus includes important information about the Fund that you should know before investing. You should read the Prospectus and keep it for future reference.

TABLE OF CONTENTS

RISK/RETURN SUMMARY............................................................2
EXPENSE INFORMATION............................................................5
HOW TO PURCHASE SHARES.........................................................6
SHAREHOLDER SERVICES...........................................................8
HOW TO REDEEM SHARES...........................................................8
DIVIDENDS AND DISTRIBUTIONS...................................................10
TAXES.........................................................................10
OPERATION OF THE FUND.........................................................11
DISTRIBUTION PLAN.............................................................11
THE DISTRIBUTOR...............................................................12
CALCULATION OF SHARE PRICE....................................................12
FINANCIAL HIGHLIGHTS..........................................................14

The Securities and Exchange Commission has not approved nor disapproved these securities, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks.

     The Board of Trustees may change the Fund's investment objective without shareholder approval, but only after shareholders have been notified and after this Prospectus has been revised accordingly. Unless otherwise indicated, all investment practices, strategies and limitations of the Fund are nonfundamental policies that the Board of Trustees may change without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks. These securities may be from large-cap, mid-cap or small-cap companies. Shareholders will be provided with at least 60 days' prior written notice of any change to this policy. By combining macro-economic and micro-economic factors, the Fund seeks the best-positioned companies within the fastest growing industries. In pursuing the Fund's investment objective, the Adviser first employs top-down analysis to select specific industry groups demonstrating growth potential. A bottom-up approach is then used to select particular companies within the industry groups.

     The Adviser believes that as the world becomes more complex, it is no longer possible to invest by focusing solely on an individual company. The top down, macro-economic environment within and around a company's operations must be assessed and understood. Recognizing this reality, and the dynamism of both the U.S. and the global economy, the Adviser asks a number of evolving questions:

o What global causes (war, recession, technology revolution) could alter the projected profit outlook?

o What are the demographic trends, not only in the U.S. but abroad, and what will their impact be on the economy in the coming years?

o What public policy issues, whether political, monetary or regulatory, could impact industry growth?

These basic questions allow the Adviser to develop a focus list of industries that it believes will sustain high profit growth given the current and future economic, financial and political scenarios.

     Once industry sectors have been identified, the Adviser's research process continues with bottom up or micro-economic analysis, to find individual stocks that can be placed on the buy list. The Adviser believes there are certain characteristics that are generally found in growing companies, characteristics that may be unique, but if not unique at least give their owners a competitive edge. The Adviser begins by reviewing revenue growth, market share and price control, not only for individual companies, but their competitors. The Adviser considers such factors as a company's management team, new products and overall financial outlook. This intensive fundamental research narrows the potential portfolio down to a manageable list of 50-70 candidates. Thus, by combining top down and bottom up research, the Adviser will maintain a portfolio of 25-35 stocks that it believes are the best companies within the fastest growing industries.

     When the Adviser believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or, when in the Adviser's judgment, it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold, for defensive purposes, all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government or agency obligations having a maturity of less than one year, or repurchase agreements. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund takes such a temporary defensive position, it may not pursue or achieve its investment objective.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and securities convertible into common stocks are subject to market risks, such as rapid increase or decrease in a stock's value or liquidity, and fluctuations due to a company's earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

     Different investment styles, such as growth and value investing, may shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that have a different investment style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. In addition, securities of small-cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large-cap companies.

     An investment in the Fund is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BAR CHART AND PERFORMANCE TABLE

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the Fund's average annual returns from year to year, together with the best and worst quarters. The accompanying table shows the Fund's average annual total returns for periods ended December 31, 2002 and compares the returns to those of a broad-based securities market index. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

[BAR CHART]

-24.40%   -31.75%
  2001      2002

During the period shown in the bar chart, the highest return for a quarter was 15.24% during the quarter ended December 31, 2001, and the lowest return for a quarter was -21.53% during the quarter ended September 30, 2001.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
                                                               Since Inception
                                                   One Year  (December 31, 2000)
                                                   --------  -------------------

Appleton Equity Growth Fund Return Before Taxes     -31.75%         -28.17%

Appleton Equity Growth Fund Return After Taxes
   on Distributions ("pre-liquidation")             -31.75%         -28.17%

Appleton Equity Growth Fund Return After Taxes
  on Distributions and Sale of Fund Shares
  ("post-liquidation")                              -19.49%         -21.72%

S&P 500 Index (reflects no deduction for fees,
  expenses or taxes)                                -22.10%         -17.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account ("IRA").

In certain cases, the Fund's "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than its other returns. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

EXPENSE INFORMATION

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment). You will be charged $9.00 for each wire redemption.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees........................................................ 1.00%
Distribution (12b-1) Fees..............................................  .25%
Other Expenses......................................................... 3.07%
                                                                        -----
Total Annual Fund Operating Expenses................................... 4.32%
                                                                        =====
Fee Waiver and Expense Reimbursement .................................. 2.82%(1)
                                                                        =====
Net Expenses........................................................... 1.50%(1)
                                                                        =====

(1) Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent "Annual Fund Operating Expenses" exceed 1.50% of the Fund's average daily net assets (the "Expense Limitation Agreement"). The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2003.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year        $  153
                         3 Years        1,053
                         5 Years        1,966
                         10 Years       4,302

HOW TO PURCHASE SHARES

     Your initial investment in the Fund ordinarily must be at least $1,000 ($500 for tax-deferred retirement plans). The Fund will accept accounts with less than the stated minimum from employees of the Adviser and its affiliates and may, in the Adviser's sole discretion, accept certain other accounts with less than the stated minimum initial investment.

     The Fund is required by law to obtain certain personal information from you that will be used to verify your identity. If you do not provide the information, you may not be able to open an account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as it deem reasonable.

     Shares of the Fund are sold on a continuous basis at the net asset value ("NAV") next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange") on any business day, generally 4:00 p.m., Eastern time, and transmitted to Integrated Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354 by 5:00 p.m., Eastern time, that day are confirmed at that day's NAV. It is the dealers' responsibility to transmit properly completed orders so that the Transfer Agent will receive them by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by the close of the regular session of trading on the Exchange on any business day, generally 4:00 p.m., Eastern time, are confirmed at that day's NAV. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the NAV next determined on the following business day.

     INITIAL INVESTMENTS BY MAIL. You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to The Appleton Equity Growth Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Appleton Equity Growth Fund." An account application is included in this Prospectus. Payment must be made by check drawn on a U.S. bank and payable in U.S. dollars. Third party checks will not be accepted.

     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the right to limit the amount of investments and to refuse to sell to any person.

     You should be aware that the Fund's account application contains provisions in favor of the Trust, the Distributor, the Transfer Agent, and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

     If your order to purchase shares is canceled because your check does not clear, a fee (minimum $25) will be imposed and you will be responsible for any resulting losses or fees incurred by the Trust, the Distributor or the Transfer Agent in the transaction.

     PROCESSING ORGANIZATIONS. You may also purchase shares of the Fund through a "processing organization" (e.g., a mutual fund supermarket), which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Trust has authorized certain processing organizations to receive purchase and sales orders on the Trust's behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

     When shares are purchased this way, there may be various differences. The processing organization may:
o    Charge a fee for its services;
o    Act as the shareholder of record of the shares;
o    Set different minimum initial and additional investment requirements;
o    Impose other charges and restrictions; or
o Designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     The Trust considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

     Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and the Trust. Certain processing organizations may receive compensation from the Trust, the Adviser or their affiliates.

     INITIAL INVESTMENTS BY WIRE. You may also purchase shares of the Fund by wire. Please telephone the Transfer Agent (Nationwide call toll-free 1-877-71-APPLE) for instructions. You should be prepared to mail or fax us a completed, signed account application.

     Your investment will be made at the NAV next determined after your wire is received together with either telephoned, faxed, or mailed instructions or with the completed, signed account application as indicated above. If the Trust does not receive timely and complete account information there may be a delay in the investment of your money and any accrual of dividends. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days' prior notice to shareholders.

     ADDITIONAL INVESTMENTS. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to the Appleton Equity Growth Fund, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks must be made payable to the "Appleton Equity Growth Fund," be drawn on a U.S. bank and be payable in U.S. dollars. Third party checks will not be accepted. Bank wires should be sent as instructed by the Transfer Agent. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement.

SHAREHOLDER SERVICES

     Contact the Transfer Agent (Nationwide call toll-free 1-877-71-APPLE) for additional information about the shareholder services described below.

     Automatic Withdrawal Plan
     -------------------------

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service.

     Tax-Deferred Retirement Plans.
     ------------------------------

     The Fund offers a Traditional IRA and a Roth IRA for individuals and their non-employed spouses. A Traditional IRA can be used for both deductible and non-deductible contributions, SEP IRA contributions, IRA transfers and rollovers from other IRAs or rollovers from employer sponsored qualified plan distributions. For more information, please call toll-free 877-71-APPLE or write to the Transfer Agent to obtain the Fund's IRA application, custodial agreements and disclosure statements.

     Direct Deposit Plans
     --------------------

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th or the last business day of the month. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES

     You may redeem shares of the Fund each day that the Trust is open for business. You will receive the NAV per share next determined after receipt by the Transfer Agent of your redemption request in the form described below. Payment is normally made within 3 business days after tender in such form, provided that payment for redemption of shares purchased by check will be effected only after the check has been collected, which may take up to 15 days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

     BY MAIL. You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records.

     Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, the Fund's Custodian will charge you a processing fee. The Trust reserves the right, upon 30 days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. Your shares may be deposited without a charge directly into your bank account through an ACH transaction. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account. If the address where the redemption is to be mailed is other than the existing address of record a Medallion Signature Guarantee is required.

     THROUGH BROKER-DEALERS. You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may charge you a fee for this service. You will receive the NAV per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     ADDITIONAL REDEMPTION INFORMATION. The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than 3 business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

     If the shares to be redeemed have a value of $100,000 or more, your signature must have a Medallion Signature Guarantee from any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, your signature must have a Medallion Signature Guarantee regardless of the value of the shares being redeemed.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines, in its sole discretion, that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

DIVIDENDS AND DISTRIBUTIONS

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions can be paid in cash, reinvested in additional shares, or a combination of both cash payment and reinvestment.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the NAV in effect on the payable date.

     If you select payment in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 6 months, your dividends may be reinvested in your account at the then-current NAV and the distribution option on your account will be converted to have all distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

     The Fund has qualified and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains for each year of its operation to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss. Due to the investment strategies used by the Fund, distributions are generally expected to consist of net capital gains; however, the nature of the Fund's distributions could vary in any given year.

     The Fund will mail a statement indicating the amount and federal income tax status of all distributions made during the year. The Fund's distributions may be subject to federal income tax whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

OPERATION OF THE FUND

     The Fund is a diversified series of the Trust, an open-end management investment company organized as an Ohio business trust on October 31, 2000. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Appleton Partners, Inc. (the "Adviser"), 45 Milk Street, Eighth Floor, Boston, Massachusetts 02109, to manage the Fund's investments. Established in 1986, Appleton Partners, in addition to managing private accounts of individuals, also invests for corporations, foundations and pension and profit-sharing plans. During the fiscal year ended December 31, 2002, the Fund paid the Adviser a fee of 1.00% of its average daily net assets.

     Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than brokerage commission, extraordinary items, interest and taxes to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2003. During the year ended December 31, 2002, the Adviser waived $46,651 of advisory fees and reimbursed the Fund for $85,082 of other operating expenses.

     James I. Ladge, CFA, is a Senior Vice President of the Adviser and is primarily responsible for managing the Fund's portfolio. Mr. Ladge has been Director of Research and a Portfolio Manager for equity and fixed-income clients since 1998. He previously served as a Research Analyst for the Adviser beginning in 1993. Prior to that, he worked at State Street Bank and Trust Company. Mr. Ladge was awarded a B.A. from Syracuse University and his M.B.A. from Boston University. He received his Chartered Financial Analyst (CFA) designation in 1995. Mr. Ladge has managed the Fund since its inception.

DISTRIBUTION PLAN

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a plan of distribution (the "Plan"), under which the Fund may directly incur or reimburse the Adviser or the Distributor for certain distribution-related expenses, including:

o payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares;
o expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent;

o expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;
o expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund;
o expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and
o    any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

THE DISTRIBUTOR

     IFS Fund Distributors, Inc. (the "Distributor") is the Trust's principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the Fund's shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

CALCULATION OF SHARE PRICE

     On each day that the Trust is open for business, the Fund's share price ("NAV") is determined as of the close of the regular session of trading on the Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its NAV might be materially affected. The NAV per share of the Fund is calculated, generally using market prices, by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the Exchange on the day the securities are being valued,
(3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of the Fund will fluctuate with the value of the securities it holds.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request. Information for the prior period was audited by PricewaterhouseCoopers LLP.

                                                   For the          For the
                                                  Year Ended       Year Ended
                                                 December 31,     December 31,
                                                     2002            2001(a)
                                                 ------------     ------------

Net asset value at beginning of year             $       7.56     $      10.00
                                                 ------------     ------------

Loss from investment operations:
     Net investment loss                                (0.03)           (0.03)
     Net realized and unrealized losses
       on investments                                   (2.37)           (2.41)
                                                 ------------     ------------
Total from investment operations                        (2.40)           (2.44)
                                                 ------------     ------------

Net asset value at end of year                   $       5.16     $       7.56
                                                 ============     ============
Total return                                           (31.75%)         (24.40%)
                                                 ============     ============
Net assets at end of year                        $  4,099,021     $  4,781,914
                                                 ============     ============
Ratio of gross expenses to
  average net assets (b)                                 4.32%            4.66%

Ratio of net expenses to average net assets              1.50%            1.50%

Ratio of net investment loss to
  average net assets                                   (0.56%)          (0.47%)

Portfolio turnover rate                                    56%              34%

(a)  The Fund commenced operations on December 31, 2000.

(b) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

APPLETON FUNDS
45 Milk Street, Eighth Floor
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Jack W. Aber
Douglas C. Chamberlain
John M. Cornish
Grady B. Hedgespeth
James I. Ladge

INVESTMENT ADVISER
APPLETON PARTNERS, INC.
45 Milk Street, Eighth Floor
Boston, Massachusetts 02109

DISTRIBUTOR
IFS FUND DISTRIBUTORS, INC.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

INDEPENDENT AUDITOR
ERNST & YOUNG LLP
250 East Fifth Street
Cincinnati, OH  45202

LEGAL COUNSEL
MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.
One Financial Center
Boston, Massachusetts 02111

TRANSFER AGENT
INTEGRATED FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICES
Nationwide: (Toll-Free) 1-877-71-APPLE

     Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. The Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

     To obtain a free copy of the SAI, or other information about the Fund, or to make inquiries about the Fund, please call 1-877-71-APPLE.

     Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http:/www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

File No. 811-10201

                               THE APPLETON FUNDS
                               ------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                   May 1, 2003

                           Appleton Equity Growth Fund

                               The Appleton Funds
                          45 Milk Street, Eighth Floor
                           Boston, Massachusetts 02109

THE TRUST......................................................................2
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................2
QUALITY RATINGS OF CORPORATE BONDS AND
  PREFERRED STOCKS.............................................................7
INVESTMENT LIMITATIONS .......................................................10
TRUSTEES AND OFFICERS ........................................................12
THE INVESTMENT ADVISER .......................................................14
THE DISTRIBUTOR...............................................................16
DISTRIBUTION PLAN.............................................................16
SECURITIES TRANSACTIONS.......................................................17
PORTFOLIO TURNOVER ...........................................................18
CALCULATION OF SHARE PRICE ...................................................19
TAXES.........................................................................19
REDEMPTION IN KIND ...........................................................20
HISTORICAL PERFORMANCE INFORMATION ...........................................20
PRINCIPAL SECURITY HOLDERS....................................................23
CUSTODIAN.....................................................................24
AUDITORS .....................................................................24
INTEGRATED FUND SERVICES, INC.................................................25
ANNUAL REPORT.................................................................25

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Appleton Funds (the "Trust") dated May 1, 2003. A copy of the Trust's Prospectus can be obtained by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 or by calling the Trust nationwide toll-free 1-877-71-APPLE.

THE TRUST
---------

     The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the "Fund"). The Fund is an open-end diversified management investment company.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his or her express consent.

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding not less than 10% of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Risk/Return Summary") appears below:

     MAJORITY. As used in the Prospectus and this Statement of Additional Information, and as provided under the 1940 Act, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     SMALL CAPITALIZATION COMPANIES. The Fund may, from time to time, invest a portion of its assets in small, unseasoned companies. A small capitalization company has a market capitalization of $1 billion or less at the time of the Fund's investment. In the Adviser's opinion, the small cap market may, at times, offer more opportunity for above-average growth and entrepreneurial impact. Also, small cap companies are often acquisition targets for larger companies.

     While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter on a regional exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. The securities of smaller companies may, therefore, be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

     U.S. GOVERNMENT OBLIGATIONS. If the Adviser believes that market indicators point to lower interest rates, the Fund may invest up to 35% of its total assets in U.S. Government obligations or other fixed-income securities of any maturity. When investing in fixed income securities, the Adviser will select primarily "investment grade" securities rated at least Baa by Moody's or BBB by S&P or, if not rated, of equivalent quality in the Adviser's opinion. Fixed income securities are acquired primarily for their income return and secondarily for capital appreciation.

     U.S. Government obligations include securities that are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities that have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. Other U.S. Government Obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States in the event the agency or instrumentality does not meet its commitments. Shares of the Fund are not guaranteed or backed by the United States Government.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

     LOANS OF PORTFOLIO SECURITIES. The Fund may, from time to time, lend securities on a short-term basis (i.e., for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. It is the present intention of the Fund, which may be changed without shareholder approval, that loans of portfolio securities will not be made if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford the Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees in connection with arranging such loans.

     Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by S&P or Aa or better by Moody's. Certain notes may have floating or variable rates. The Fund will not invest in variable and floating rate notes with a demand notice period exceeding seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities, unless, in the judgment of the Adviser, subject to the direction of the Board of Trustees, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A-1 (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     FOREIGN SECURITIES. Subject to the Fund's investment policies and quality and maturity standards, the Fund may invest from time to time in the securities (payable in U.S. dollars) of foreign issuers through the purchase of American Depository Receipts (certificates of ownership issued by a United States bank or trust company as a convenience to investors in lieu of the underlying shares which such bank or trust company holds in custody) or other securities of foreign issuers that are publicly traded in the United States. Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers.

     Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund does not presently intend to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

     BORROWING AND PLEDGING. The Fund may borrow money from banks provided that, immediately after any such borrowing, there is asset coverage of 300% for all borrowings of the Fund. The Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies that may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to limit its borrowings during the coming year to 5% of its total assets and to borrow only for emergency or extraordinary purposes and not for leverage.

     PREFERRED STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS. The Fund may also invest in preferred stocks or securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants) which are rated at the time of purchase in the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB) or unrated securities the Adviser determines to be of comparable quality. After the Fund purchases a security, that security may cease to be rated or its rating may be reduced; the Adviser will consider such an event to be relevant in its determination of whether the Fund should continue to hold that security.

     ADDITIONAL INFORMATION ON FIXED-INCOME SECURITIES. Preferred stocks and bonds rated Baa or BBB have speculative characteristics such that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest, or to pay the preferred stock obligations, than is the case with higher grade securities.

     Investments in fixed-income securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. Fixed-income securities are also subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and net asset value of the Fund will fluctuate.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
-------------------------------------------------------

     The ratings of Moody's and S&P for corporate bonds and convertible debt in which the Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B - Bonds rated BB or B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings of Moody's and S& P for preferred stocks in which the Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

     aaa - An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba - An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b - An issue rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - This is the highest rating that may be assigned by S& P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB and B - Preferred stock rated BB and B are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay preferred stock obligations. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

     Under these fundamental limitations, the Fund MAY NOT:

(1) Issue senior securities, pledge its assets or borrow money, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(4) Make short sales of securities or maintain a short position, or write, purchase or sell puts, calls or combinations thereof, except as stated in the Prospectus or this Statement of Additional Information or except short sales "against the box;"

(5) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

(6)  Write,  purchase  or  sell  commodities,   commodities  contracts,  futures
     contracts or related options;

(7)  Invest more than 25% of its total  assets in the  securities  of issuers in
     any  particular   industry   (other  than   securities  the  United  States
     Government, its agencies or instrumentalities);

(8) Invest for the purpose of exercising control or management of another issuer;

(9) Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those that are not readily marketable) which own or deal in such things;

(10) Purchase  or  sell   interests  in  real  estate  or  real  estate  limited
     partnerships (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) Invest more than 15% of its net assets in illiquid securities;

(12) Purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer; or

(13) Invest in securities of other investment companies, other than to the extent permitted by Section 12(d) of the 1940 Act.

     With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Trust does not intend to pledge, mortgage or hypothecate the assets of the Fund. The Fund does not intend to make short sales of securities "against the box" in the coming year as described in investment limitation 4. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

     Other current investment policies of the Fund, which are not fundamental and which may be changed by action of the Board of Trustees without shareholder approval, are as follows:

1. 80% INVESTMENT POLICY. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in common stocks. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

TRUSTEES AND OFFICERS

     The names, ages, addresses, present position(s) with the Fund, principal occupation(s) during the past five years and other directorships held outside the Fund complex of the Fund's Trustees and officers are set forth in the table below. The Board of Trustees is responsible for managing the business affairs of the Fund.

                                                                                               Number of      Other
                           Current Position(s)                                                 Portfolios in  Directorships
                           with Trust, Length                                                  Fund Complex   Held by Trustee
                           of Time Served and          Principal Occupation(s)                 Overseen by    Outside the Fund
Name/Address/Age           Term of Office              During Last 5 yrs                       Trustee        Complex
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*:
James I. Ladge             President, Trustee          Senior Vice President,                  1              N/A
45 Milk Street, 8th Floor  December 2000- Present      Appleton Partners, Inc.
Boston, MA 02109           Until resignation or a      (1993 - Present)
Age: 34                    successor is elected

Douglas C. Chamberlain     Trustee                     President, Appleton                     1              Director, Cambridge
45 Milk Street, 8th Floor  December 2000 - Present     Partners, Inc. (1998 - Present)                        Appleton Trust, N.A.
Boston, MA 02109           Until resignation or a
Age: 55                    successor is elected

DISINTERESTED TRUSTEES:

Jack W. Aber+              Trustee                     Professor, Boston University            1              Director, Managers
Boston University School   December 2000- Present      (1977 - Present)                                       Fund, Managers AMG
 of Management             Until resignation or a                                                             Funds and Third
595 Commonwealth Ave.      successor is elected                                                               Avenue Funds
Boston, MA 02215
Age: 65

John M. Cornish, Esq.+     Trustee                     Partner, Choate, Hall & Stewart         1              Director, Thompson
Choate Hall & Stewart      December 2000- Present      (1985 - Present)                                       Steel Company
53 State Street            Until resignation or a
Boston, MA 02109           successor is elected
Age: 55

                                       12

Grady B. Hedgespeth+       Trustee                     President, ICA Group, a non-            1              N/A
ICA Group                  December 2000- Present      profit consulting firm (March
One Harvard Street         Until resignation or a      2002 - Present); Chief Investment
Brookline, MA 02445        successor is elected        Officer, New Markets Equity
Age: 47                                                Fund (March 2000 - November
                                                       2001); President, Fleet Development
                                                       Ventures, an investment
                                                       company, (April 1996-
                                                       January 2000)
OFFICERS:

Tina D. Hosking            Secretary                   Vice President and Associate            N/A            N/A
221 East Fourth Street     December 2000 - Present     General Counsel, Integrated
Suite 300                  Until resignation or a      Fund Services, Inc. (the Trust's
Cincinnati, OH 45202       successor is elected        administrator and transfer
Age: 34                                                agent) and IFS Fund Distributors,
                                                       Inc. (a registered broker-dealer
                                                       and the Trust's principal
                                                       underwriter).

Lisa R. Oliverio           Treasurer                   Manager, Financial Reporting,           N/A            N/A
221 East Fourth Street     December 2000 - Present     Integrated Fund Services, Inc.
Suite 300                  Until resignation or a
Cincinnati, OH 45202       successor is elected
Age: 33

* All Interested Trustees are such because of their interest in the investment adviser, as defined in the 1940 Act.

+ Member of Audit Committee and Nominating Committee. The Audit Committee and the Nominating Committee are the only standing committees of the Board of Trustees. The Audit Committee's function is to oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee held one regularly scheduled meeting during the fiscal year ended December 31, 2002. The Nominating Committee is responsible for selecting candidates to serve on the Board and its standing committees. The Nominating Committee does not consider nominees recommended by shareholders. The Nominating Committee did not hold any meetings during the fiscal year ended December 31, 2002.

COMPENSATION OF TRUSTEES

     The following table sets forth information regarding compensation of the Trustees by the Trust for the fiscal year ended December 31, 2002. Trustees who are interested persons of the Trust do not receive any compensation from the Trust. Each of the other Trustees is paid an annual retainer of $2,000, a fee of $1,000 for each board meeting attended ($500 if by telephone) and $500 for each Audit Committee meeting, and is reimbursed for the expenses of attendance of such meetings.

                               COMPENSATION TABLE
                       FISCAL YEAR ENDED DECEMBER 31, 2002

                                                   AGGREGATE COMPENSATION
NAME OF PERSON, POSITION                               FROM REGISTRANT
================================================================================

Douglas C. Chamberlain **, Trustee                           $0
James I. Ladge  **, Trustee and President                    $0
Jack W. Aber*, Trustee                                     $5,000
Grady B. Hedgespeth *, Trustee,                            $5,000
John M. Cornish *, Trustee                                 $5,000
_____________________
*    Member of Audit and Nominating Committee.
** "Interested person," as defined in the 1940 Act, of the Trust because of their affiliation with Appleton Partners, Inc., the Trust's investment adviser.

Trustees' Ownership of Trust Shares (as of December 31, 2002)

                                                   DOLLAR RANGE OF EQUITY
               NAME OF TRUSTEE              SECURITIES IN THE EQUITY GROWTH FUND
================================================================================
DISINTERESTED TRUSTEES
               Jack Aber                                $1- $10,000
               John Cornish                                 None

               Grady Hedgespeth                             None

INTERESTED TRUSTEES
                     James I. Ladge       .          $50,001 - $100,000
                     Douglas Chamberlain                Over $100,000

THE INVESTMENT ADVISER
----------------------

     Appleton Partners, Inc. (the "Adviser") is the Fund's investment adviser and a registered investment adviser under the Investment Advisers Act of 1940. Mr. Chamberlain is a controlling shareholder and a principal of the Adviser, and, as such, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. The Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets.

     Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund other than brokerage commissions, extraordinary items, interest and taxes to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2003.

During the fiscal year ended December 31, 2001, the Adviser waived all of its advisory fees ($40,008) and reimbursed the Fund for $77,184 of other operating expenses. During the fiscal year ended December 31, 2002, the Adviser waived all of its advisory fees ($46,651) and reimbursed the Fund for $85,082 of other operating expenses.

     In considering whether to approve the continuation of the Advisory Agreement between the Trust and the Adviser, the Board of Trustees requested, and the Adviser furnished, information necessary for a majority of the Trustees, including a majority of the Trustees who are not considered "interested persons" of the Trust, as that term is defined in the 1940 Act, to make the determination that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders. In re-approving the Advisory Agreement, and in evaluating the fairness of the compensation to be received by the Adviser pursuant to the Agreement, the Board considered the overall quality of the Adviser's services in light of the fees paid by the Trust. Specifically, the Board's analysis focused on: (1) the nature and quality of services performed for the Fund; (2) the costs of providing services to the Fund; (3) the profitability of the relationship between the Trust and the service providers;
(4) comparative information on fees and expenses borne by other funds; (5) comparative funds' performance and other competitive factors; and (6) the existence of economies of scale that might be reflected in fee rates or schedules by means of breakpoints or other measures.

     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Fund's shares to the extent that such expenses are not assumed by the Fund under its plan of distribution (see below). The Adviser pays the compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser.

     By its terms, the Trust's advisory agreement will remain in force until December 12, 2003 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------

     IFS Fund Distributors, Inc. (the "Distributor"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, is the Trust's principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the Fund's shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. Tina D. Hosking is an officer of both the Distributor and the Trust.

DISTRIBUTION PLAN
-----------------

     The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. Unreimbursed expenses will not be carried over from year to year. For the fiscal year ended December 31, 2002, the Fund incurred $11,663 of distribution expenses under the Plan, all of which were reimbursed by the Adviser.

     Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Fund's shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

     The continuance of the Plan and Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund, which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not "interested persons" of the Trust are committed to the discretion of the Independent Trustees during such period.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the
Adviser will give primary consideration to securing the best price and execution. Consistent with this policy, the Adviser may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Adviser may be a party. The
Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal years ended December 31, 2001 and 2002, the Fund paid brokerage commissions of $11,115 and $10,204, respectively.

     The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Fund.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Fund may effect securities transactions that are executed on a national securities exchange or in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers.

Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund.

     On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients, the Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Trust and to such other clients.

     CODE OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Adviser and the Distributor is on public file with, and available from, the SEC.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Adviser anticipates that the Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. For the fiscal year ended December 31, 2002, the Fund's portfolio turnover rate was 56%.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of December 31, 2002, the Fund had $254,452 and $1,650,126 of capital loss carryforwards for federal income tax purposes, which expire in 2009 and 2010, respectively. In addition, the Fund elected to defer until its subsequent tax year $15,988 of capital losses incurred after October 31, 2002. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (30%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any ninety-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)^n = ERV
Where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 and 10 year periods at the end of the 1, 5 or 10-year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Fund for the periods ended December 31, 2002 are as follows:

1 Year                        -31.75%
Since Inception (12/31/00)    -28.17%

     The Fund may also advertise total return (a "nonstandardized quotation"), which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. The total returns of the Fund as calculated in this manner for the periods ended December 31, 2002 are as follows:

1 Year                        -31.75%
Since Inception (12/31/00)    -48.40%

     A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The Fund may advertise average annual total return after taxes on distributions. Average annual total return after taxes on distributions will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

     P(1 + T)^n = ATV
                     D

Where:
     P    = a hypothetical initial payment of $1,000.
     T    = average annual total return (after taxes on distributions).
     n    = number of years
     ATV  = ending value of a hypothetical  $1,000 payment made at the beginning
        D of the 1, 5, or 10-year periods at the end of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

     The calculation of average annual total return after taxes on distributions assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Fund after taxes on distributions for the periods ended December 31, 2002 are as follows:

1 Year                        -31.75%
Since Inception (12/31/00)    -28.17%

     The Fund may advertise average annual total return after taxes on distributions and redemption. Average annual total return after taxes on distributions and redemption will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

     P(1 + T)^n = ATV
                     DR
Where:
     P     = a hypothetical initial payment of $1,000.
     T     = average  annual  total  return  (after  taxes  on distributions and redemption).
     n     = number of years
     ATV   = ending value of a hypothetical $1,000 payment made at the beginning
        DR of the 1, 5, or 10-year periods at the end of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

     The calculation of average annual total return after taxes on distributions and redemption assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Fund after taxes on distributions and redemption for the periods ended December 31, 2002 are as follows:

1 Year                        -19.49%
Since Inception (12/31/00)    -21.72%

     From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd +1)^6 -1]
     Where:
     a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
     d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The Fund's yield for December 2002 was -0.46%.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare Fund performance to performance reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis ("Lipper") measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. Morningstar, Inc. ("Morningstar") is an independent rating service that publishes bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. The Fund may provide comparative performance information as published in Lipper and Morningstar. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

     As of April 1, 2003, the following shareholders owned of record or beneficially 5% or more of the Fund's shares:

Bowdoin & Company                             26.55%*
1374 Massachusetts Avenue
Cambridge, MA 02138

Eastern Bank and Trust Co.                    11.16%
217 Essex Street
Salem, MA 01970

Fox & Co.                                     10.48%
P.O. Box 976
New York, NY 10268

Jupiter & Co.                                 12.85%
P.O. Box 9130
Mail CodeFPG90
Boston, MA 02116

Turtle & Co.                                  15.03%
P.O. Box 9427
Boston, MA 02209

* May be deemed to "control" the Fund, as that term is defined in the 1940 Act, due to ownership of greater than 25% of the Fund's shares.

     As of April 1, 2003, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of the outstanding shares of the Fund.

CUSTODIAN
---------

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, has been retained to act as Custodian for the Fund's investments. U.S. Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202 has been selected as independent auditors for the Fund for the fiscal year ending December 31, 2003. Ernst & Young LLP performs an annual audit of the Trust's financial statements and advises the Fund as to certain accounting matters.

INTEGRATED FUND SERVICES, INC.
------------------------------

     The Trust has retained Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio 45202, to act as its transfer agent. Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Fund, Integrated receives a monthly per account fee from the Fund, plus out-of-pocket expenses.

     Integrated also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, the Fund pays Integrated a monthly fee based on the Fund's net assets and reimburses Integrated for the cost of external pricing services and other out-of-pocket expenses. During the fiscal periods ended December 31, 2001 and 2002, the Fund paid accounting and pricing fees of $30,000 and $30,000, respectively.

     Integrated also provides administrative services to the Fund. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. The Fund pays Integrated a monthly administrative service fee based on its average daily net assets, plus out-of-pocket expenses. During the fiscal periods ended December 31, 2001 and 2002, the Fund paid administrative fees of $24,000 and $24,000, respectively.

ANNUAL REPORT
-------------

     The Fund's Annual Reports as of December 31, 2002 and December 31, 2001, which has been audited by Ernst & Young LLP and Price WaterhouseCoopers LLP, respectively, are incorporated herein by reference.

                               THE APPLETON FUNDS
                               ------------------

PART C.   OTHER INFORMATION
-------   -----------------

Item 23.  Exhibits
--------  --------

          (a)     Agreement and Declaration of Trust*

          (b)     Bylaws*

          (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

          (d) Form of Advisory Agreement with Appleton Partners, Inc. (the "Adviser")*

          (e)     Form of  Underwriting  Agreement  with IFS Fund  Distributors,
                  Inc.*

          (f)     Inapplicable

          (g) Form of Custody Agreement with US Bank, N.A. (formerly Firstar Bank, N.A.)*

          (h) Form of Administration, Accounting Services and Transfer Agreement with Integrated Fund Services, Inc.*

          (i)     Opinion and Consent of Counsel*

          (j)     Consent of Independent Auditors

          (k)     Inapplicable

          (l)     Agreement Relating to Initial Capital*

          (m)     Form of Plan of Distribution Pursuant to Rule 12b-1*

          (n)     Inapplicable

          (o)     Inapplicable

          (p)(i)  Code of Ethics of The Appleton  Funds and  Appleton  Partners,
                  Inc.*

             (ii) Code of Ethics of IFS Fund Distributors, Inc.*

______________________________________
* Incorporated by reference to the Trust's registration statement on Form N-1A.

Item 24.  Persons Controlled by or Under Common Control with Registrant.
--------  --------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
--------  ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") to the fullest extent now or hereafter permitted by law against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers, employees and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, employee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, employee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant and its Trustees and officers. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under this Agreement or breach of its duty or of its obligations hereunder.

Item 26.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          (a) The Adviser is a registered investment adviser, providing investment advisory services to the Registrant. The Adviser has advised individual, trust, corporate and institutional clients since 1986. Prior to managing the Appleton Equity Growth Fund, the Adviser had not provided investment advisory services to a registered investment company.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i)       Charles A. Austin III    Senior Vice President

               (ii)      Kathleen M. Burge        Executive Vice President
                                                  And Treasurer

               (iii)     Douglas C. Chamberlain   President and CEO

               (iv)      Thomas B. Hovey          Senior Vice President

               (v)       William L. Kingman       Executive Vice President

               (vi)      James I. Ladge           Senior Vice President

               (vii)     Jonathan A. Noonan       Senior Vice President

               (viii)    Walter Zagrobski         Senior Vice President

Item 27.  Principal Underwriters.
--------  -----------------------

     (a) IFS Fund Distributors, Inc. (the "Distributor") also acts as principal underwriter for other open-end investment companies: The Caldwell & Orkin Funds, Inc., The Bjurman Funds, The Gannett, Welsh & Kotler Funds, the Lake Shore Family of Funds and The James Advantage Funds.

     (b) The following list sets forth the directors and executive officers of the Distributor. Unless otherwise noted with an asterisk(*), the address of the persons named below is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

          *The address is 420 East Fourth Street, Cincinnati, Ohio 45202.

                                        Position                Position
                                        with                    with
           Name                         Distributor             Registrant
           ----                         -----------             ----------

           *William F. Ledwin           Director                None

           Jill T. McGruder             Director                None

           Scott A. Englehart           President               None

           Terrie A. Wiedenheft         Senior Vice             None
                                        President,
                                        Chief Financial
                                        Officer and
                                        Treasurer

           Roy E. Rogers                Vice President,         None
                                        Client Relations

           Tina D. Hosking              Vice President          Secretary
                                        and Associate
                                        General Counsel

     (c)  Inapplicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 45 Milk Street, Eighth Floor, Boston Massachusetts 02109 as well as at the offices of the Registrant's transfer agent located at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

Item 29.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

          Inapplicable

Item 30.  Undertakings
--------  ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 1st day of May, 2003.

                                        THE APPLETON FUNDS


                                        By:_____________________________
                                           James I. Ladge
                                           President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                    Date


              *                    President                May 1, 2003
--------------------------         and Trustee
James I. Ladge


              *                    Trustee                  May 1, 2003
--------------------------
Douglas C. Chamberlain


              *                    Trustee                  May 1, 2003
--------------------------
Jack W. Aber


              *                    Trustee                  May 1, 2003
--------------------------
John M. Cornish


              *                    Trustee                  May 1, 2003
--------------------------
Grady B. Hedgespeth


                                   Treasurer                May 1, 2003
--------------------------
Lisa R. Oliverio
                                                            --------------------
                                                          * By Jay S. Fitton
                                                            as Attorney-in-Fact
                                                            May 1, 2003

                                INDEX TO EXHIBITS
                                -----------------

(a)     Agreement and Declaration of Trust*

(b)     Bylaws*

(c)     Incorporated by reference to Articles of Incorporation and Bylaws

(d)     Form of Advisory Agreement*

(e)     Form of Underwriting Agreement*

(f)     Inapplicable

(g)     Form of Custody Agreement*

(h)     Form of Administration, Accounting Services and Transfer Agreement*

(i)     Opinion and Consent of Counsel*

(j)     Consent of Independent Auditors

(k)     Inapplicable

(l)     Agreement Relating to Initial Capital*

(m)     Form of Plan of Distribution Pursuant to Rule 12b-1*

(n)     Inapplicable

(o)     Inapplicable

(p)(i)  Code of Ethics*

   (ii) Code of Ethics of IFS Fund Distributors, Inc.*

____________________________

*    Incorporated  by  reference to the Trust's  registration  statement on Form
     N-1A.